Commitments and Contingencies (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies [Line Items]
2014	13,282
2015	2,278
2016	2,193
Thereafter	4,054
Total minimum lease payments	21,807